RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 8: RELATED PARTY TRANSACTIONS AND BALANCES

a.
The Company receives certain services from C. Mer, a publicly traded company. Mr. Chaim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2016, 2015 and 2014, the Company paid or accrued $12, $11 and $11, respectively, with respect to the above-mentioned expenses. In 2012 MTS Ltd. engaged with Mer Telecom Ltd., a subsidiary of C. Mer, in a deployment of its mobile financial services ("MFS") solution for a customer in Africa and completed the deployment in 2013. The Company recorded revenues with respect to this agreement in the amount of $0, $0 and $14 in 2018, 2017 and 2016, respectively.

From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 9.48% of the Company's Ordinary shares as of December 31, 2018. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above-mentioned services were approximately $10, $2 and $9 for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In each of the years ended December 31, 2018, 2017 and 2016, the Company paid or accrued $56 with respect to the above-mentioned rent expenses.

b.	Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2018	2017

Other accounts payable and accrued expenses (Note 5)	$10	$12

Other accounts payable and accrued expenses (Note 5) (*)	$-	$62

(*) The Company recorded in 2017 a compensation provision for two of the Company's officers who terminated their employment during 2017, and were paid in 2018.

2.	Transactions with related parties:

	Year ended December 31,
	2018	2017	2016

Revenues derived from a related party	$-	$-	$14

Amounts charged by related parties:

Cost of revenues	$37	$33	$36
Operating expenses	148	197	142

	$185	$230	$178